Balance Sheet Components (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
Raw materials	$ 455,958	$ 370,423
Work in process	268,191	253,492
Finished goods	801,093	772,827
Inventories	$ 1,525,242	$ 1,396,742